Preferred stock (Tables)	12 Months Ended
Mar. 31, 2018
Changes in Number of Shares and Aggregate Amount of Preferred Stock

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2016, 2017 and 2018:

Class of stock	Issued shares at March 31, 2015	Net change	Issued shares at March 31, 2016	Net change	Issued shares at March 31, 2017	Net change	Issued shares at March 31, 2018
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	(914,752,000)	—	—	—

Total	914,752,000	—	914,752,000	(914,752,000)	—	—	—

Class of stock	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016	Net change	Aggregate amount at March 31, 2017	Net change	Aggregate amount at March 31, 2018
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	(914,752)	—	—	—

Total	914,752	—	914,752	(914,752)	—	—	—

Note:	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2016, 2017 and 2018 is as follows:

2016	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized (1)	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (2)	914,752	914,752,000	914,752,000	815,828,400	1,000	Yes
First series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (4)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—

Total	914,752		914,752,000	815,828,400

2017	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized (1)	Issued	In treasury
	(in millions of yen)				(in yen)
Class XI preferred stock	—	914,752,000	—	—	—	—
First series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (4)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—

Total	—		—	—

2018	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized (1)	Issued	In treasury
	(in millions of yen)				(in yen)
First series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (4)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—

Total	—		—	—

Notes:
(1)	The total number of shares authorized to be issued was 4,214,752,000 shares at March 31, 2016 and 2017, and 3,300,000,000 shares at March 31, 2018.
(2)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(3)	The total number of authorized shares for each series of class XIV preferred stock cannot exceed 900,000,000.
(4)	The total number of authorized shares for each series of class XV preferred stock cannot exceed 900,000,000.
(5)	The total number of authorized shares for each series of class XVI preferred stock cannot exceed 1,500,000,000.

Common Stock
Schedule of Stock by Class

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(shares)
Balance at beginning of fiscal year	24,621,897,967	25,030,525,657	25,386,307,945
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	403,667,690	349,677,288	—
Issuance of new shares of common stock due to exercise of stock acquisition rights	4,960,000	6,105,000	3,337,000

Balance at end of fiscal year	25,030,525,657	25,386,307,945	25,389,644,945